Derivative Financial Instrument - Not Designated as Hedging Instrument - Net Effect on the Consolidated Statements of Comprehensive Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ 10,104	$ (3,148)	$ 0
Interest Rate Swap [Member] | Net Realized and Unrealized Gain/ (Loss) Recognized on Statement of Income Location [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ 10,104	$ (3,148)